SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2020
SUBSEQUENT EVENT
SUBSEQUENT EVENT

NOTE 18:-   SUBSEQUENT EVENT

On February 4, 2021, the Company declared a cash dividend of $0.16 per share. The dividend, in the aggregate amount of approximately $5.3 million, was paid on March 4, 2021 to all of the Company’s shareholders of record on February 18, 2021.